Note 7 - Due to Related Parties	12 Months Ended
Nov. 30, 2017
Related Party Transactions [Abstract]
Due to Related Parties

Convertible debenture

Amounts due to the related parties are payable to entities controlled by two shareholders who are also officers and directors of the Company.

	November 30,	November 30,
	2017	2016
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, Payable monthly	1,290,465	1,494,764

On January 10, 2013, the Company completed a private placement financing of an unsecured convertible debenture in the original principal amount of $1.5 million, which had an original maturity date of January 1, 2015. The Debenture bears interest at a rate of 12% per annum, payable monthly, is pre-payable at any time at the option of the Company and is convertible at any time into common shares at a conversion price of $3.00 per common share at the option of the holder.

Dr. Isa Odidi and Dr. Amina Odidi, principal shareholders, directors and executive officers of the Company purchased the Debenture and provided the Company with the $1.5 million of the proceeds for the Debenture.

Effective October 1, 2014, the maturity date of the Debenture was extended to July 1, 2015. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $126,414, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to additional paid-in-capital. The carrying amount of the debt instrument is accreted over the remaining life of the Debenture using a 15% imputed rate of interest.

Effective June 29, 2015, the July 1, 2015 maturity date for the Debenture was further extended to January 1, 2016. Under ASC 470-50, the change in the maturity date of the debt instrument resulted in an extinguishment of the original Debenture as the change in the fair value of the embedded conversion option was greater than 10% of the carrying amount of the Debenture. In accordance with ASC 470-50-40, the Debenture was recorded at fair value. The difference between the fair value of the convertible Debenture after the extension and the net carrying value of the Debenture prior to the extension of $114,023 was recognized as a loss on the statement of operations and comprehensive loss. The carrying amount of the debt instrument was accreted to the face amount of the Debenture over the remaining life of the Debenture using a 14.6% imputed rate of interest.

Effective December 8, 2015, the January 1, 2016 maturity date of the Debenture was extended to July 1, 2016. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt.

Convertible debenture

The increase in the fair value of the conversion option at the date of the modification, in the amount of $83,101, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to additional paid-in-capital. The carrying amount of the debt instrument is accreted over the remaining life of the Debenture using a 6.6% imputed rate of interest.

Effective May 26, 2016, the July 1, 2016 maturity date of the Debenture was extended to December 1, 2016. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $19,808, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to additional paid-in-capital. The carrying amount of the debt instrument was accreted over the remaining life of the Debenture using a 4.2% imputed rate of interest.

Effective December 1, 2016, the maturity date of the Debenture was extended to April 1, 2017 and a principal repayment of $150,000 was made at the time of the extension. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $106,962, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to additional paid-in-capital. The carrying amount of the debt instrument is accreted over the remaining life of the Debenture using a 26.3% imputed rate of interest.

Effective March 28, 2017, the maturity date of the Debenture was extended to October 1, 2017. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $113,607, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to additional paid-in-capital. The carrying amount of the debt instrument is accreted over the remaining life of the Debenture using a 15.2% imputed rate of interest.

Effective September 28, 2017, the maturity date of the Debenture was extended to October 1, 2018. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $53,227, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to additional paid-in-capital. The carrying amount of the debt instrument is accreted over the remaining life of the Debenture using a 4.9% imputed rate of interest.

Accreted interest expense during the year ended November 30, 2017 is $219,497 (2016 - $79,245; 2015 - $27,103), and has been included in the consolidated statements of operations and comprehensive loss.

In addition, the coupon interest on the Debenture for the year ended November 30, 2017 is $162,530 (2016 - $180,370; 2015 - $179,878), and has also been included in the consolidated statements of operations and comprehensive loss.